Fair Value of Derivative Instruments Reflected on Gross Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on gross basis		$ 135
Liabilities measured at fair value on a gross basis	$ 34,512	13,778
Not Designated as Hedging Instrument | Interest Rate Swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on gross basis		135
Liabilities measured at fair value on a gross basis	22,960	13,661
Designated as Hedging Instrument | Interest Rate Swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities measured at fair value on a gross basis	$ 11,552	$ 117